Schedule of Loans with Related Parties (Details) - AUD ($)		Jun. 30, 2025		Jun. 30, 2024		Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Current trade payables to related parties		$ 5,880,571		$ 4,111,661		$ 3,188,006
Noncurrent trade payables to related parties		688,059		4,530,507		2,873,929
Ttrade payables to related parties		6,568,630		8,642,168		6,061,935
Trade receivable, current		5,755,168
Trade receivable, noncurrent
Trade receivable		5,755,168
Trade receivable, current		44,386
Trade receivable, noncurrent
Trade receivable		44,386
Current receivables due from related parties		44,387				1,226,945
American Physicial LLC [Member]
IfrsStatementLineItems [Line Items]
Current trade payables to related parties		1,538,322	[1]	968,216	[2]
Noncurrent trade payables to related parties				273,676	[2]
Ttrade payables to related parties		1,538,322	[1]	1,241,892	[2]
Energreen Nutrition Australia Pty Ltd., [member]
IfrsStatementLineItems [Line Items]
Current trade payables to related parties		5,728,571		3,863,250		1,948,630
Noncurrent trade payables to related parties		588,688
Ttrade payables to related parties		6,317,259		3,863,250		1,948,630
Trade receivable, current		30,040
Trade receivable, noncurrent
Trade receivable		30,040
Energreen Nutrition Australia Pty Ltd. accounts payable, current				589,166		4,411,423
Energreen Nutrition Australia Pty Ltd. accounts payable, noncurrent
Energreen Nutrition Australia Pty Ltd. accounts payable				589,166		4,411,423
CQ oilseeds pty ltd [member]
IfrsStatementLineItems [Line Items]
Current trade payables to related parties						59,371
Noncurrent trade payables to related parties		59,371		59,371
Ttrade payables to related parties		59,371		59,371		59,371
Sunmania Pty Ltd [member]
IfrsStatementLineItems [Line Items]
Current trade payables to related parties		152,000		152,000
Noncurrent trade payables to related parties		40,000		40,000		20,000
Ttrade payables to related parties		192,000		192,000		20,000
Trade receivable, current		38,500
Trade receivable, noncurrent
Trade receivable		38,500
Trade receivable, current		14,346
Trade receivable, noncurrent
Trade receivable		14,346
American Physicians LLC [Member]
IfrsStatementLineItems [Line Items]
American Physicians LLC promissory note, current	[2]	633,733
American Physicians LLC promissory note, noncurrent	[2]
American Physicians LLC promissory note	[2]	633,733
JSKS enterprises pty ltd [member]
IfrsStatementLineItems [Line Items]
Current trade payables to related parties				100,925		980,005
Noncurrent trade payables to related parties	[2]			(2)		(2)
Ttrade payables to related parties				4,532,061		3,833,934
Trade receivable, current		5,563,563
Trade receivable, noncurrent
Trade receivable		5,563,563
Soon Soon Oilmills Sdn Bhd [member]
IfrsStatementLineItems [Line Items]
Trade receivable, current		153,105
Trade receivable, noncurrent
Trade receivable		$ 153,105
Origin Food Loan [member]
IfrsStatementLineItems [Line Items]
Less: Origin Food loan receivable, current				(4,514)
Less: Origin Food loan receivable, noncurrent
Less: Origin Food loan receivable				$ (4,514)
Good Earth Oils Pty Ltd [member]
IfrsStatementLineItems [Line Items]
Current trade payables to related parties						200,000
Noncurrent trade payables to related parties
Ttrade payables to related parties						200,000
Energreen Nutrition Australia Pty Ltd. accounts payable, current						525,000
Energreen Nutrition Australia Pty Ltd. accounts payable, noncurrent
Energreen Nutrition Australia Pty Ltd. accounts payable						525,000
Current receivables due from related parties						1,226,945
Non-current receivables due from related parties
Receivables due from related parties						$ 1,226,945

[1]	Includes $74,892 of accrued interest.
[2]	Includes $24,964 of accrued interest.